8. Inventories (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 ZHEJIANG CNY	Dec. 31, 2012 ZHEJIANG CNY
Raw materials	$ 124	$ 147	7,425	9,154
Work in progress	47	59	5,485	1,264
Finished goods	323	447	2,066	1,569
Inventory	$ 494	$ 653	14,976	9,154